SUPPLIERS	12 Months Ended
Dec. 31, 2022
Suppliers Abstract
SUPPLIERS

20.	SUPPLIERS

	2022	2021
Energy purchased for resale	1,162	1,314
Energy on spot market - CCEE	110	130
Charges for use of energy network	207	175
Itaipu Binacional	274	331
Gas purchased for resale	278	228
Materials and services	801	505
Suppliers	2,832	2,683